Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 52,764
Additions	186	₱ 3,770	₱ 1,636
Disposals	(175)
Return of capital	(600)
Balances at end of the year	52,425	52,764
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	68,010	64,658
Additions	779	3,485
Disposals	(97)
Return of capital	(600)
Translation and other adjustments		(133)
Balances at end of the year	₱ 68,092	₱ 68,010	₱ 64,658